Financial Instruments - Summary of Outstanding Foreign Forward and Options Contract (Details)
₱ in Millions, € in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, R in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2025 CHF (SFr)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 AUD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 NZD ($)	Mar. 31, 2025 CZK (Kč)	Mar. 31, 2025 DKK (kr)	Mar. 31, 2025 NOK (kr)	Mar. 31, 2025 HUF (Ft)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 PHP (₱)	Mar. 31, 2024 CHF (SFr)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 AUD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 NZD ($)	Mar. 31, 2024 CZK (Kč)	Mar. 31, 2024 DKK (kr)	Mar. 31, 2024 NOK (kr)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 HUF (Ft)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 ZAR (R)
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value		$ 3,866													$ 3,455
Derivatives Designated As Cash Flow Hedges | Forward Contract | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value															32	€ 30
Derivatives Designated As Cash Flow Hedges | Forward Contract | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value	SFr 53	60
Derivatives Designated As Cash Flow Hedges | Option Contract | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value		367	€ 341												254	236
Derivatives Designated As Cash Flow Hedges | Option Contract | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		58		$ 93											69		$ 106
Derivatives Designated As Cash Flow Hedges | Option Contract | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		22			£ 17										44			£ 35
Derivative Financial Instruments | Forward Contract | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value		753	698												619	574
Derivative Financial Instruments | Forward Contract | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		15		24											9		14
Derivative Financial Instruments | Forward Contract | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		69			£ 53										108			£ 86
Derivative Financial Instruments | Forward Contract | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		1,284													1,423
Derivative Financial Instruments | Forward Contract | China, Yuan Renminbi
Disclosure Of Financial Instruments [Line Items]
Nominal value															6											¥ 43
Derivative Financial Instruments | Forward Contract | Czech Koruna
Disclosure Of Financial Instruments [Line Items]
Nominal value		7						Kč 176							16						Kč 374
Derivative Financial Instruments | Forward Contract | Singapore dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		99				$ 133									125				$ 171
Derivative Financial Instruments | Forward Contract | New Zealand dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		21					$ 37								18					$ 30
Derivative Financial Instruments | Forward Contract | Norwegian Krone
Disclosure Of Financial Instruments [Line Items]
Nominal value		16								kr 167					12								kr 130
Derivative Financial Instruments | Forward Contract | Hungarian Forint
Disclosure Of Financial Instruments [Line Items]
Nominal value		5									Ft 2,000				7										Ft 2,500
Derivative Financial Instruments | Forward Contract | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value															11									$ 15
Derivative Financial Instruments | Forward Contract | Denmark, Kroner
Disclosure Of Financial Instruments [Line Items]
Nominal value		22							kr 152						15							kr 100
Derivative Financial Instruments | Forward Contract | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value	SFr 51	58												SFr 17	19
Derivative Financial Instruments | Forward Contract | Hongkong Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		5										$ 40
Derivative Financial Instruments | Forward Contract | Philippine Peso
Disclosure Of Financial Instruments [Line Items]
Nominal value		9											₱ 500
Derivative Financial Instruments | Forward Contract | South African Rand
Disclosure Of Financial Instruments [Line Items]
Nominal value															4												R 85
Derivative Financial Instruments | Option Contract | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value		193	€ 179												108	€ 100
Derivative Financial Instruments | Option Contract | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		7		$ 11											13		$ 20
Derivative Financial Instruments | Option Contract | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		$ 796													$ 543